Other Financial Information - Statement of Comprehensive (Loss)/Income (Table) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Condensed Financial Statements Captions [Line Items]
Revenue	$ 145,408	$ 125,572	$ 267,599	$ 259,409
Time charter, voyage and logistics business expenses	(63,514)	(65,632)	(114,692)	(135,640)
Direct vessel expenses	(33,840)	(26,444)	(62,168)	(54,139)
General and administrative expenses	(9,567)	(9,873)	(20,598)	(18,835)
Depreciation and amortization	(25,828)	(24,233)	(51,502)	(48,556)
Loss on bond extinguishment	(27,281)	0	(27,281)	0
Gain on sale of assets	0	18	0	18
(Loss)/income before equity in net earnings of affiliated companies	(50,624)	(18,186)	(70,624)	(43,999)
Equity in net earnings of affiliated companies	7,079	4,127	29,497	18,250
(Loss)/income before taxes	(43,545)	(14,059)	(41,127)	(25,749)
Income tax (expense)/benefit	(848)	(128)	(1,136)	3,572
Net (loss)/income	(44,393)	(14,187)	(42,263)	(22,177)
Less: Net (income)/loss attributable to the noncontrolling interest	7,713	(1,694)	7,636	(3,859)
Net (loss)/income attributable to Navios Holdings common stockholders	(36,680)	(15,881)	(34,627)	(26,036)
Other Comprehensive income/(loss)
Unrealized holding income/(loss) on investments in available-for-sale securities	758	(1,035)	(381)	(800)
Reclassification to earnings	11,553	0	11,553	0
Total other comprehensive income/(loss)	12,311	(1,035)	11,172	(800)
Total comprehensive (loss)/income	(32,082)	(15,222)	(31,091)	(22,977)
Comprehensive loss/(income) attributable to the noncontrolling interest	7,713	(1,694)	7,636	(3,859)
Total comprehensive (loss)/income attributable to Navios Holdings common stockholders	(24,369)	(16,916)	(23,455)	(26,836)
Navios Maritime Holdings Inc. Issuer
Condensed Financial Statements Captions [Line Items]
General and administrative expenses	(1,427)	(1,420)	(3,737)	(2,890)
Depreciation and amortization	(701)	(701)	(1,394)	(1,394)
Interest expense and finance cost, net	(19,643)	(19,103)	(39,336)	(37,403)
Other income/(expense), net	2	(6)	(13)	31
(Loss)/income before equity in net earnings of affiliated companies	(21,769)	(21,230)	(44,480)	(41,656)
(Loss)/income from subsidiaries	(19,639)	3,504	(13,001)	3,235
Equity in net earnings of affiliated companies	4,729	1,845	22,854	12,385
(Loss)/income before taxes	(36,679)	(15,881)	(34,627)	(26,036)
Net (loss)/income	(36,679)	(15,881)	(34,627)	(26,036)
Net (loss)/income attributable to Navios Holdings common stockholders	(36,679)	(15,881)	(34,627)	(26,036)
Other Comprehensive income/(loss)
Unrealized holding income/(loss) on investments in available-for-sale securities	758	(1,035)	(381)	(800)
Reclassification to earnings	11,553		11,553
Total other comprehensive income/(loss)	12,311	(1,035)	11,172	(800)
Total comprehensive (loss)/income	(24,368)	(16,916)	(23,455)	(26,836)
Total comprehensive (loss)/income attributable to Navios Holdings common stockholders	(24,368)	(16,916)	(23,455)	(26,836)
Guarantor Subsidiaries
Condensed Financial Statements Captions [Line Items]
Revenue	75,440	62,104	152,033	122,711
Time charter, voyage and logistics business expenses	(39,088)	(41,565)	(77,468)	(76,104)
Direct vessel expenses	(13,863)	(9,634)	(26,532)	(19,105)
General and administrative expenses	(4,789)	(4,912)	(10,102)	(9,334)
Depreciation and amortization	(19,146)	(17,752)	(38,060)	(35,289)
Interest expense and finance cost, net	(1,432)	(1,612)	(3,069)	(3,289)
Other income/(expense), net	(5,300)	11,841	(2,292)	11,310
(Loss)/income before equity in net earnings of affiliated companies	(8,178)	(1,530)	(5,490)	(9,100)
(Loss)/income from subsidiaries	(13,681)	2,823	(13,794)	6,611
Equity in net earnings of affiliated companies	1,218	1,442	4,611	4,251
(Loss)/income before taxes	(20,641)	2,735	(14,673)	1,762
Income tax (expense)/benefit	(90)	(71)	(178)	(141)
Net (loss)/income	(20,731)	2,664	(14,851)	1,621
Less: Net (income)/loss attributable to the noncontrolling interest	(41)		(182)
Net (loss)/income attributable to Navios Holdings common stockholders	(20,772)	2,664	(15,033)	1,621
Other Comprehensive income/(loss)
Unrealized holding income/(loss) on investments in available-for-sale securities	758	(1,035)	(381)	(800)
Reclassification to earnings	11,553		11,553
Total other comprehensive income/(loss)	12,311	(1,035)	11,172	(800)
Total comprehensive (loss)/income	(8,420)	1,629	(3,679)	821
Comprehensive loss/(income) attributable to the noncontrolling interest	(41)		(182)
Total comprehensive (loss)/income attributable to Navios Holdings common stockholders	(8,461)	1,629	(3,861)	821
Non Guarantor Subsidiaries
Condensed Financial Statements Captions [Line Items]
Revenue	69,968	63,468	115,566	136,698
Time charter, voyage and logistics business expenses	(24,426)	(24,067)	(37,224)	(59,536)
Direct vessel expenses	(19,977)	(16,810)	(35,636)	(35,034)
General and administrative expenses	(3,351)	(3,541)	(6,759)	(6,611)
Depreciation and amortization	(5,981)	(5,780)	(12,048)	(11,873)
Interest expense and finance cost, net	(7,446)	(6,657)	(14,162)	(12,038)
Loss on bond extinguishment	(27,281)		(27,281)
Gain on sale of assets		18		18
Other income/(expense), net	(2,183)	(2,057)	(3,110)	(4,867)
(Loss)/income before equity in net earnings of affiliated companies	(20,677)	4,574	(20,654)	6,757
Equity in net earnings of affiliated companies	1,132	840	2,032	1,614
(Loss)/income before taxes	(19,545)	5,414	(18,622)	8,371
Income tax (expense)/benefit	(758)	(57)	(958)	3,713
Net (loss)/income	(20,303)	5,357	(19,580)	12,084
Less: Net (income)/loss attributable to the noncontrolling interest	7,754	(1,694)	7,818	(3,859)
Net (loss)/income attributable to Navios Holdings common stockholders	(12,549)	3,663	(11,762)	8,225
Other Comprehensive income/(loss)
Total comprehensive (loss)/income	(20,303)	5,357	(19,580)	12,084
Comprehensive loss/(income) attributable to the noncontrolling interest	7,754	(1,694)	(7,818)	3,859
Total comprehensive (loss)/income attributable to Navios Holdings common stockholders	(12,549)	3,663	(11,762)	8,225
Eliminations
Condensed Financial Statements Captions [Line Items]
(Loss)/income from subsidiaries	33,320	(6,327)	26,795	(9,846)
(Loss)/income before taxes	33,320	(6,327)	26,795	(9,846)
Net (loss)/income	33,320	(6,327)	26,795	(9,846)
Net (loss)/income attributable to Navios Holdings common stockholders	33,320	(6,327)	26,795	(9,846)
Other Comprehensive income/(loss)
Unrealized holding income/(loss) on investments in available-for-sale securities	(758)	1,035	381	800
Reclassification to earnings	(11,553)		(11,553)
Total other comprehensive income/(loss)	(12,311)	1,035	(11,172)	800
Total comprehensive (loss)/income	21,009	(5,292)	15,623	(9,046)
Total comprehensive (loss)/income attributable to Navios Holdings common stockholders	21,009	(5,292)	15,623	(9,046)
Total
Condensed Financial Statements Captions [Line Items]
Revenue	145,408	125,572	267,599	259,409
Time charter, voyage and logistics business expenses	(63,514)	(65,632)	(114,692)	(135,640)
Direct vessel expenses	(33,840)	(26,444)	(62,168)	(54,139)
General and administrative expenses	(9,567)	(9,873)	(20,598)	(18,835)
Depreciation and amortization	(25,828)	(24,233)	(51,502)	(48,556)
Interest expense and finance cost, net	(28,521)	(27,372)	(56,567)	(52,730)
Loss on bond extinguishment	(27,281)		(27,281)
Gain on sale of assets		18		18
Other income/(expense), net	(7,481)	9,778	(5,415)	6,474
(Loss)/income before equity in net earnings of affiliated companies	(50,624)	(18,186)	(70,624)	(43,999)
(Loss)/income from subsidiaries	0	0	0	0
Equity in net earnings of affiliated companies	7,079	4,127	29,497	18,250
(Loss)/income before taxes	(43,545)	(14,059)	(41,127)	(25,749)
Income tax (expense)/benefit	(848)	(128)	(1,136)	3,572
Net (loss)/income	(44,393)	(14,187)	(42,263)	(22,177)
Less: Net (income)/loss attributable to the noncontrolling interest	7,713	(1,694)	7,636	(3,859)
Net (loss)/income attributable to Navios Holdings common stockholders	(36,680)	(15,881)	(34,627)	(26,036)
Other Comprehensive income/(loss)
Unrealized holding income/(loss) on investments in available-for-sale securities	758	(1,035)	(381)	(800)
Reclassification to earnings	11,553		11,553
Total other comprehensive income/(loss)	12,311	(1,035)	11,172	(800)
Total comprehensive (loss)/income	(32,082)	(15,222)	(31,091)	(22,977)
Comprehensive loss/(income) attributable to the noncontrolling interest	7,713	(1,694)	7,636	(3,859)
Total comprehensive (loss)/income attributable to Navios Holdings common stockholders	$ (24,369)	$ (16,916)	$ (23,455)	$ (26,836)